EARNINGS PER SHARE (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Stock options	Dec. 31, 2011 Stock options	Dec. 31, 2010 Stock options	Dec. 31, 2012 Sold Warrants	Dec. 31, 2012 Ordinary shares USD ($)	Dec. 31, 2012 Ordinary shares CNY	Dec. 31, 2011 Ordinary shares CNY	Dec. 31, 2010 Ordinary shares CNY	Dec. 31, 2012 ADS USD ($)	Dec. 31, 2012 ADS CNY	Dec. 31, 2011 ADS CNY	Dec. 31, 2010 ADS CNY
Numerator:
Net income attributable to Ctrip's shareholders	$ 114,670,047	714,405,864	1,076,414,897	1,048,069,740
Eliminate the dilutive effect of interest expense of convertible bond		4,617,398
Numerator for diluted earnings per share		719,023,262	1,076,414,897	1,048,069,740
Denominator:
Denominator for basic earnings per ordinary share - weighted average ordinary shares outstanding	34,236,761	34,236,761	35,977,063	35,385,451
Dilutive effect of share options	1,230,941	1,230,941	2,053,911	2,191,605
Dilutive effect of convertible bond	623,083	623,083
Denominator for diluted earnings per ordinary share	36,090,785	36,090,785	38,030,974	37,577,056
Earning per share
Basic (in dollars per share)									$ 3.35	20.87	29.92	29.62	$ 0.84	5.22	7.48	7.40
Diluted (in dollars per share)									$ 3.20	19.92	28.30	27.89	$ 0.80	4.98	7.08	6.97
Number of outstanding weighted average ordinary shares excluded from the calculation of diluted earnings per common share	2,976,781	2,976,781	715,894	300,275	1,779,507	715,894	300,275	1,197,274